Leases - Operating Leases, Fiscal Year Maturity and Deemed Landlord Financing (Details) (USD $)	Dec. 30, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	$ 7,030,372
2015	7,228,654
2016	7,392,253
2017	7,354,890
2018	7,287,302
Thereafter	96,185,295
Total	132,478,766
Deemed Landlord Financing [Abstract]
2014	2,233,988
2015	2,263,413
2016	2,307,293
2017	2,359,342
2018	2,445,385
Thereafter	35,382,388
Total	$ 46,991,809